Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 7 - OTHER ACCOUNTS PAYABLE:
	December 31, 2024	December 31, 2023

Employees’ salaries and related liabilities	414	388
Related parties	421	354
Accrued expenses	508	267
Other	21	17
Total	1,364	1,026